NOTE 10 - Loans: Schedule of Movements of principal and interest (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Movements of principal and interest

A summary of movements of principal and interest during the years ended December 31, 2025, and 2024, is as follows:

	16%	20%	Total
Balance as of January 1, 2024	-	-	-
Proceeds from drawing loans	1,510	1,907	3,417
Accrued interest recognized in Profit or loss	26	34	60
Repayment of principal and interest	(103)	-	(103)
Balance as of December 31, 2024	1,433	1,941	3,374
Proceeds from drawing loans	1,040	637	1,677
Accrued interest recognized in Profit or loss	223	449	672
Repayment of principal and interest	(2,603)	(2,454)	(5,057)
Debt redemption upon issuance of convertible loan facility (*)	-	(573)	(573)
Balance as of December 31, 2025	93	-	93